Equity (10Q) (Details 5) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Annual Dividend	0.00%
Common Shares to be Issued if Fully Converted			882,279,000
Series A Preferred Stock [Member]
Annual Dividend		8.00%	8.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Per Share Liquidation preference	$ 1.00	$ 1.00	$ 1,000
Conversion price	$ 0.1400	$ 0.1400	$ 0.1400
Total Preferred Shares Outstanding	929,000	929,000	875,000	1,031,000
Common Shares to be Issued if Fully Converted	6,633,000	6,633,000	6,252,000
Series B Preferred Stock [Member]
Annual Dividend		10.00%	10.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Per Share Liquidation preference	$ 1.50	$ 1.50	$ 1,500
Conversion price	$ 0.0433	$ 0.0433	$ 0.0433
Total Preferred Shares Outstanding	13,191,000	13,191,000	12,251,000	11,102,000
Common Shares to be Issued if Fully Converted	304,430,000	304,430,000	282,750,000
Series C Preferred Stock [Member]
Annual Dividend		10.00%	10.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Per Share Liquidation preference	$ 1.50	$ 1.50	$ 1,500
Conversion price	$ 0.0225	$ 0.0225	$ 0.0225
Total Preferred Shares Outstanding	5,356,000	5,356,000	4,975,000	4,508,000
Common Shares to be Issued if Fully Converted	238,056,000	238,056,000	221,104,000
Series D One Preferred Stock [Member]
Annual Dividend		10.00%	10.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Per Share Liquidation preference	$ 1.00	$ 1.00	$ 1,000
Conversion price	$ 0.0225	$ 0.0225	$ 0.0225
Total Preferred Shares Outstanding	7,878,000	7,878,000	5,800,000	3,415,000
Common Shares to be Issued if Fully Converted	350,127,000	350,127,000	257,773,000
Series D Two Preferred Stock [Member]
Annual Dividend		10.00%	10.00%
Annual Dividend Payable, in Cash or In Kind		Quarterly in Arrears	Quarterly in Arrears
Per Share Liquidation preference	$ 1.00	$ 1.00	$ 1,000
Conversion price	$ 0.0500	$ 0.0500	$ 0.0500
Total Preferred Shares Outstanding	6,223,000	6,223,000	5,720,000	4,783,000
Common Shares to be Issued if Fully Converted	124,470,000	124,470,000	114,400,000